UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    U Capital Group, LP
Address: 527 Madison Avenue
         7th Floor
         New York, New York  10022

13F File Number:  28-13353

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Eric Alper
Title:     Chief Financial Officer/Chief Operating Officer
Phone:     212.980.4000

Signature, Place, and Date of Signing:

     Eric Alper     New York, New York/USA     August 15, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     $68,378 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCURIDE CORP NEW              COM NEW          00439T206     6700   530466 SH       SOLE                   530466
AMERICAN EAGLE OUTFITTERS NE   COM              02553E106      638    50000 SH       SOLE                    50000
AMERIGON INC                   COM              03070L300     1304    75000 SH       SOLE                    75000
AVIS BUDGET GROUP              COM              053774105     2136   125000 SH       SOLE                   125000
CHEMTURA CORP                  COM NEW          163893209     7644   420000 SH       SOLE                   420000
CIT GROUP INC                  COM NEW          125581801     4426   100000 SH       SOLE                   100000
DSW INC                        CL A             23334L102     3290    65000 SH       SOLE                    65000
GOOGLE INC                     CL A             38259P508     2405     4750 SH       SOLE                     4750
GRAPHIC PACKAGING HLDG CO      COM              388689101     3808   700000 SH       SOLE                   700000
LIBERTY MEDIA CORP NEW         LIB STAR COM A   53071M708     5643    75000 SH       SOLE                    75000
LIFE TECHNOLOGIES CORP         COM              53217V109     5207   100000 SH       SOLE                   100000
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT   55608B105     9660   350000 SH       SOLE                   350000
NOBLE ENERGY INC               COM              655044105     2061    23000 SH       SOLE                    23000
ROCK-TENN CO                   CL A             772739207     1061    16000 SH       SOLE                    16000
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF S    780097739      346    20000 SH       SOLE                    20000
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS Q   780097754      363    20800 SH       SOLE                    20800
SEASPAN CORP                   SHS              Y75638109     7670   525000 SH       SOLE                   525000
TALBOTS INC                    COM              874161102      585   175000 SH       SOLE                   175000
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF T    780097713     3288   175000 SH       SOLE                   175000
VERMILLION INC                 COM NEW          92407M206      143    35000 SH       SOLE                    35000